Summary of Significant Accounting Policies - Additional Information (Details) ¥ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	May 02, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Net losses from operations	¥ 1,416,109,000	$ 222,219	¥ 1,288,286,000	¥ 1,585,366,000
Net cash used in operating activities	3,098,745,000	$ 486,262	(344,285,000)	(75,064,000)
Net current liability	879,743,000
Deferred revenue, current	1,332,047,000		2,498,891,000			$ 209,027
Cash and cash equivalents	¥ 2,117,006,000		721,462,000	1,673,091,000		$ 332,204
Number of days terminated prior written notice	30 days	30 days
Buying rate per share | ¥ / shares	¥ 6.3726
Impairment loss	¥ 0		0	0
Remaining lease terms	3 years					3 years
Deferred revenue	¥ 2,353,690,000		1,803,488,000	¥ 1,046,881,000
Value added taxes percentage	6.00%	6.00%
Government subsidies	¥ 41,810,000		144,461,000
Value added tax deduction	30,960,000
Other government subsidies	23,037,000
Foreign currency risk	¥ 464,448,000		¥ 499,304,000
Customer Concentration Risk | Revenue | No Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	0.00%	0.00%	0.00%	0.00%
Customer Concentration Risk | Accounts Receivable | No Single Customer
Summary Of Significant Accounting Policies [Line Items]
Concentration risk percentage	0.00%	0.00%	0.00%	0.00%
Selling and Marketing Expense
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	¥ 74,455,000		¥ 75,312,000	¥ 113,158,000
Maximum
Summary Of Significant Accounting Policies [Line Items]
Financial instruments original maturity term	3 months	3 months
Variable Interest Entities
Summary Of Significant Accounting Policies [Line Items]
Net cash used in operating activities	¥ 2,586,042,000		(425,755,000)	¥ (575,004,000)
Deferred revenue, current	1,332,047,000		2,498,891,000
Cash and cash equivalents	¥ 404,477,000		¥ 680,798,000
Percentage of consolidated total assets	26.82%	26.82%	34.86%
Percentage of consolidated total liabilities	94.74%	94.74%	92.88%
Subsequent Event
Summary Of Significant Accounting Policies [Line Items]
Cash and cash equivalents					¥ 1,754,172,000